Primary Components of Net Deferred Tax Asset (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Accrued related party interest	$ 16	$ 12
Net operating loss and capital loss carryovers	99	74
Alternative minimum tax credits	4	4
Property and equipment	(18)	(18)
Investments in domestic and foreign affiliates	(3)	(2)
Derivatives	1
Deferred revenue and other	49	51
Subtotal	148	121
Less: Valuation allowance	(47)	(44)
Net deferred tax asset	$ 101	$ 77